LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
LOANS RECEIVABLE
Summary of loans receivable

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Total personal loans	82,927	107,930	57,925
Allowance for credit losses	(11,259)	(11,180)	(11,263)
Loans receivable, net	71,668	96,750	46,662

Schedule of activities in the provision/reverse for credit losses

The activities in the provision/reverse for credit losses for the years ended December 31, 2020, 2021 and 2022, respectively, consisted of the following:

	For the Year Ended
	December 31,
	2020	2021	2022
	US$	US$	US$
Beginning balance	2,905	11,259	11,180
Provision/(reversal)	7,763	(343)	1,029
Foreign currency translation adjustments	591	264	(946)
Ending balance	11,259	11,180	11,263

Schedule of loans receivable portfolio based on credit quality indicator

	As of December 31,
	2020	2021	2022
	US$	US$	US$
Current	71,215	96,048	42,757
1 - 90 days past due	1,073	2,921	3,719
91 - 180 days past due	—	173	366
181 - 360 days past due	4,434	2,946	3,892
361 - 720 days past due	3,188	967	1,913
Over 720 days past due	3,017	4,875	5,278
	82,927	107,930	57,925